Subsequent Events (Narrative) (Details) ₪ / shares in Units, $ in Thousands, ₪ in Millions	1 Months Ended			12 Months Ended
	Mar. 31, 2024 USD ($) ₪ / shares	Jan. 31, 2024 ILS (₪)	Jan. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issuance of debentures				$ 0	$ 0	$ 262,750
Kenon [Member]
Disclosure of non-adjusting events after reporting period [line items]
Cash dividend	$ 200,000
Cash dividend per share | ₪ / shares	$ 3.8
Veridis [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interests held by non-controlling interests				20.00%
OPC Israel [Member] | Series D Debentures [Member]
Disclosure of non-adjusting events after reporting period [line items]
Weighted-average interest rates (%)		6.20%	6.20%
Proceeds from issuance of debentures		₪ 200	$ 55,000